Other disclosures on cash flows	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other disclosures on cash flows
29.	Other disclosures on cash flows

(a)	Non-cash operating activities

	2019	2018	2017
Fair value adjustment on accounts receivable from card issuers	22,818	92,063	—
Fair value adjustment on equity instruments	938	(954)	—

(b)	Non-cash investing activities

	2019	2018	2017
Property and equipment and intangible assets acquired through lease	154,650	4,339	—

(c)	Non-cash financing activities

	2019	2018	2017
Unpaid consideration for acquisition of non-controlling shares (Note 28)	4,099	5,022	29,480

(d)	Property and equipment, and intangible assets

	2019	2018	2017
Additions of property, plant and equipment (Note 12)	(381,893)	(159,047)	(140,982)
Additions of right of use (IFRS 16)	76,202	—	—
Payments from previous year	(18,160)	—	—
Purchases not paid at year end	1,050	18,160	—
Prepaid purchases of POS	(10,767)	—	—

Purchases of property and equipment	(333,568)	(140,887)	(140,982)

Additions of intangible assets (Note 13)	(104,687)	(49,177)	(21,283)
Additions of right of use (IFRS 16)	37,513	—	—
Purchases not paid at year end	—	4,339	—
Capitalization of borrowing costs	793	—	—

Purchases and development of intangible assets	(66,381)	(44,838)	(21,283)

Net book value of disposed assets (Note 12 / Note 13)	15,743	24,133	14,489
Loss on disposal of property and equipment and intangible assets	(14,639)	(10,712)	(5,461)

Proceeds from disposal of property and equipment and intangible assets	1,104	13,421	9,028

(e)	Loans held for sale
Loans held for sale represent a use of R$ 124,661 on operating activities in the consolidated statement of cash flows.